ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.9%
China	29.2%
China Merchants Bank Co. Ltd. - Class H		123,405	$634,263
ENN Energy Holdings Ltd.		111,900	1,222,782
Foshan Haitian Flavouring & Food Co. Ltd. - Class A		97,550	1,506,525
Li Ning Co. Ltd.		856,811	2,567,475
Ping An Insurance Group Co. of China Ltd. - Class H		95,281	1,126,161
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A		48,100	1,256,835
Tencent Holdings Ltd.		49,000	2,361,870
Wuliangye Yibin Co. Ltd. - Class A		86,697	1,656,489
Yonyou Network Technology Co. Ltd. - Class A		88,700	361,862
			12,694,262
Hong Kong	4.8%
AIA Group Ltd.		72,000	755,823
Cafe de Coral Holdings Ltd.		235,048	556,830
China Mobile Ltd.		93,000	781,733
			2,094,386
India	21.6%
Asian Paints Ltd.		60,237	1,506,344
Astral Poly Technik Ltd.		41,790	689,044
Bata India Ltd.		60,900	1,494,426
Dabur India Ltd.		197,659	1,269,392
ITC Ltd.		10	33
Kotak Mahindra Bank Ltd.		51,085	1,205,481
Nestle India Ltd.		8,678	1,797,571
Ramco Systems Ltd.(a)		93,481	221,791
Tata Consultancy Services Ltd.		40,576	1,228,851
			9,412,933
Indonesia	5.4%
Ace Hardware Indonesia Tbk PT		5,492,850	591,163
AKR Corporindo Tbk PT		3,282,436	931,787
Bank Central Asia Tbk PT		337,889	811,735
Gudang Garam Tbk PT		1,449	5,519
			2,340,204
Italy	3.5%
PRADA S.p.A.		367,700	1,519,441
Macau	3.3%
Sands China Ltd.		268,758	1,436,517
Philippines	2.0%
Jollibee Foods Corp.		204,571	871,066
Singapore	2.5%
Jardine Cycle & Carriage Ltd.		47,847	1,070,817
South Korea	11.1%
LG Household & Health Care Ltd.		1,112	1,211,371

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Orion Corp.		15,151	$1,381,261
Samsung Electronics Co. Ltd.		46,653	2,247,944
			4,840,576
Taiwan	7.9%
Elite Material Co. Ltd.		7	32
Makalot Industrial Co. Ltd.		121	636
Nien Made Enterprise Co. Ltd.		86,601	800,229
Taiwan Semiconductor Manufacturing Co. Ltd.		237,000	2,616,906
			3,417,803
Thailand	6.2%
CP ALL PCL - REG		511,900	1,234,729
Thai Beverage PCL		2,180,330	1,442,800
			2,677,529
United Kingdom	1.4%
HSBC Holdings PLC		79,600	621,596
TOTAL COMMON STOCKS (Cost $38,327,269)			42,997,130
TOTAL INVESTMENTS (Cost $38,327,269)	98.9%		42,997,130
NET OTHER ASSETS (LIABILITIES)	1.1%		466,366
NET ASSETS	100.0%		$43,463,496

(a)Non-income producing security.

Abbreviations:
REG – Registered
At December 31, 2019 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	7.2%
Consumer Discretionary	25.1
Consumer Staples	26.5
Financials	11.8
Health Care	2.9
Industrials	3.7
Information Technology	15.4
Materials	3.5
Utilities	2.8
Total	98.9%

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.1%
Canada	3.4%
Barrick Gold Corp.		1,131,194	$21,028,897
China	20.4%
China Petroleum & Chemical Corp. - ADR		124,586	7,493,848
China Petroleum & Chemical Corp. - Class H		14,095,745	8,483,894
CNOOC Ltd.		4,953,316	8,238,258
CNOOC Ltd. - ADR		88,230	14,705,294
ENN Energy Holdings Ltd.		1,641,816	17,940,869
Longfor Group Holdings Ltd.(a)		2,947,872	13,808,160
Tencent Holdings Ltd.		733,675	35,364,184
Xinyi Energy Holdings Ltd.		1,654,948	433,260
Xinyi Solar Holdings Ltd.		17,223,486	12,223,076
Zhejiang Expressway Co. Ltd. - Class H		9,217,388	8,398,477
			127,089,320
Czech Republic	1.3%
Komercni Banka A.S.		220,134	8,059,515
Hong Kong	7.8%
China Mobile Ltd. - ADR		147,382	6,229,837
China Overseas Land & Investment Ltd.		3,746,820	14,593,379
China Overseas Property Holdings Ltd.		13,971,308	8,785,520
China Resources Land Ltd.		2,820,960	14,046,334
Chow Tai Fook Jewellery Group Ltd.		4,889,209	4,674,436
			48,329,506
India	14.9%
Apollo Tyres Ltd.		4,152,536	9,535,140
Container Corp. of India Ltd.		1,009,321	8,086,938
HDFC Bank Ltd. - ADR		338,282	21,436,930
ICICI Bank Ltd. - ADR		271,718	4,100,225
ITC Ltd.		3,116,732	10,379,188
Larsen & Toubro Ltd.		763,479	13,885,880
Mahindra & Mahindra Ltd.		1,370,952	10,209,420
Reliance Industries Ltd.		426,020	9,036,597
State Bank of India(b)		1,342,989	6,279,549
			92,949,867
Jersey	1.0%
Centamin PLC		3,858,088	6,490,238
Mexico	5.5%
Bolsa Mexicana de Valores S.A.B. de C.V.		2,120,642	4,636,644
Grupo Financiero Banorte S.A.B. de C.V., Series O		2,198,662	12,285,529
Wal-Mart de Mexico S.A.B. de C.V.		6,021,956	17,246,538
			34,168,711
Netherlands	1.8%
Prosus N.V.(b)		150,928	11,263,260

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Russia	4.6%
Globaltrans Investment PLC - REG - GDR		691,889	$6,123,218
Sberbank of Russia PJSC - ADR (London International Exchange)		1,285,110	21,127,208
Sberbank of Russia PJSC - ADR (OTC U.S. Exchange)		72,042	1,181,489
			28,431,915
South Africa	4.1%
MultiChoice Group(b)		136,512	1,135,488
Naspers Ltd. - Class N		150,928	24,685,446
			25,820,934
South Korea	17.6%
Cheil Worldwide, Inc.		611,742	12,717,708
Com2uS Corp.		59,964	5,566,570
Hyundai Motor Co.		55,190	5,738,691
Samsung Electronics Co. Ltd.		1,041,911	50,203,787
Samsung Electronics Co. Ltd. - REG - GDR		5,662	6,754,766
SK Hynix, Inc.		135,476	11,010,326
SK Telecom Co. Ltd.		87,546	18,008,334
			110,000,182
Taiwan	6.5%
Cathay Financial Holding Co. Ltd.		5,951,558	8,447,770
Cleanaway Co. Ltd.		517,026	2,690,598
Fubon Financial Holding Co. Ltd.		4,348,500	6,730,840
MediaTek, Inc.		736,751	10,899,992
Primax Electronics Ltd.		1,695,384	3,585,661
Tong Yang Industry Co. Ltd.		5,182,643	8,065,193
			40,420,054
Turkey	3.4%
BIM Birlesik Magazalar A.S.		453,335	3,555,658
Coca-Cola Icecek A.S.		609,188	3,962,948
Turkcell Iletisim Hizmetleri A.S.		1,382,530	3,207,079
Turkiye Garanti Bankasi A.S.(b)		5,426,642	10,161,841
			20,887,526
United Arab Emirates	3.8%
Aldar Properties PJSC		9,690,793	5,698,682
Emaar Malls PJSC		17,812,065	8,874,149
Emaar Properties PJSC		8,563,626	9,372,276
			23,945,107
TOTAL COMMON STOCKS (Cost $557,972,062)			598,885,032
PREFERRED STOCKS	2.2%
Brazil	1.2%
Petroleo Brasileiro S.A. - ADR, 0.06%(c)		495,062	7,386,325

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
South Korea	1.0%
Hyundai Motor Co. Ltd., 5.67%(c)		102,578	$6,358,064
TOTAL PREFERRED STOCKS (Cost $14,352,819)			13,744,389
TOTAL INVESTMENTS (Cost $572,324,881)	98.3%		612,629,421
NET OTHER ASSETS (LIABILITIES)	1.7%		10,635,724
NET ASSETS	100.0%		$623,265,145

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Non-income producing security.
(c)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At December 31, 2019 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	13.2%
Consumer Discretionary	12.9
Consumer Staples	5.6
Energy	8.9
Financials	16.8
Industrials	6.3
Information Technology	15.2
Materials	4.4
Real Estate	12.1
Utilities	2.9
Total	98.3%

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.0%
Austria	0.6%
IMMOFINANZ A.G.(a)		6,302	$168,819
Brazil	6.1%
Afya Ltd. - Class A(a)		6,024	163,371
BR Properties S.A.(a)		71,800	258,515
Cyrela Brazil Realty SA Empreendimentos e Participacoes		44,200	326,831
Iochpe Maxion S.A.(a)		15,000	87,426
Linx S.A.		7,780	68,780
Movida Participacoes S.A.(a)		53,409	254,499
Sul America S.A.		9,857	147,089
TOTVS S.A.(a)		15,455	248,259
Via Varejo S.A.(a)		28,400	79,021
			1,633,791
Canada	1.1%
Dundee Precious Metals, Inc.(a)		34,451	148,039
Gran Tierra Energy, Inc.(a)		109,330	141,036
			289,075
China	8.5%
China Conch Venture Holdings Ltd.		58,500	255,252
China Medical System Holdings Ltd.		139,000	200,144
China Suntien Green Energy Corp. Ltd. - Class H		761,000	219,736
China Yuhua Education Corp. Ltd.(b)		426,000	288,107
Lonking Holdings Ltd.		835,000	250,748
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H		172,000	206,162
Shenzhen Expressway Co. Ltd. - Class H		200,000	286,950
Silergy Corp.		13,613	431,409
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. - Class H(b)		24,600	139,696
			2,278,204
Czech Republic	0.9%
Moneta Money Bank A.S.(b)		64,557	242,173
Greece	2.5%
JUMBO S.A.		16,764	348,817
OPAP S.A.		25,609	332,930
			681,747
Hong Kong	5.5%
China Overseas Grand Oceans Group Ltd.		613,000	424,017
China Overseas Property Holdings Ltd.		720,000	452,754
Kingboard Laminates Holdings Ltd.		73,500	91,117
Nissin Foods Co. Ltd.		296,000	235,135
SITC International Holdings Co. Ltd.		229,000	279,186
			1,482,209
Hungary	1.1%
Richter Gedeon Nyrt		14,007	304,533

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
India	15.1%
AU Small Finance Bank Ltd.(b)		6,596	$74,214
Bata India Ltd.		16,616	407,740
Cholamandalam Investment and Finance Co. Ltd.		22,947	98,214
Crompton Greaves Consumer Electricals Ltd.		89,956	302,277
Dixon Technologies India Ltd.		2,727	145,152
Dr Lal PathLabs Ltd.(b)		10,159	212,629
Godrej Properties Ltd.(a)		16,137	223,433
Info Edge India Ltd.		10,666	378,064
Ipca Laboratories Ltd.		22,682	361,069
Multi Commodity Exchange of India Ltd.		17,813	291,496
Polycab India Ltd.		12,746	177,186
Prestige Estates Projects Ltd.		62,924	298,275
PVR Ltd.		14,590	388,041
Varun Beverages Ltd.		26,091	259,011
WNS Holdings Ltd. - ADR(a)		6,727	444,991
			4,061,792
Indonesia	3.2%
Ace Hardware Indonesia Tbk PT		241,700	26,013
Bumi Serpong Damai Tbk PT(a)		2,207,700	199,061
Kino Indonesia Tbk PT		350,900	86,755
Media Nusantara Citra Tbk PT		2,498,600	292,786
Semen Indonesia Persero Tbk PT		144,100	124,329
Vale Indonesia Tbk PT(a)		460,900	120,751
			849,695
Malaysia	1.9%
Serba Dinamik Holdings Bhd.		610,890	328,556
Velesto Energy Bhd.(a)		2,013,700	187,069
			515,625
Mexico	5.0%
Cemex S.A.B. de C.V. - ADR		19,121	72,277
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		28,413	296,063
Corp. Inmobiliaria Vesta S.A.B. de C.V.		138,900	249,774
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		275,557	272,679
Industrias Bachoco S.A.B. de C.V. - Series B		33,278	143,320
Promotora y Operadora de Infraestructura S.A.B. de C.V.		17,259	176,666
Qualitas Controladora S.A.B. de C.V.		32,600	136,900
			1,347,679
Philippines	1.6%
Bloomberry Resorts Corp.		284,557	63,450
Wilcon Depot, Inc.		995,700	353,736
			417,186
Poland	0.6%
Dino Polska S.A.(a)(b)		3,866	146,672

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Romania	0.2%
Banca Transilvania S.A.		105,532	$64,172
Russia	1.0%
Mail.Ru Group Ltd. - REG - GDR(a)		12,559	280,066
South Africa	1.9%
AngloGold Ashanti Ltd. - ADR		10,903	243,573
Dis-Chem Pharmacies Ltd.(b)		78,476	148,480
Northam Platinum Ltd.(a)		12,297	108,536
			500,589
South Korea	8.6%
Cheil Worldwide, Inc.		6,788	141,118
DB HiTek Co. Ltd.		15,085	358,859
Douzone Bizon Co. Ltd.		3,907	273,135
Duk San Neolux Co. Ltd.(a)		13,954	316,194
F&F Co. Ltd.		1,984	191,614
Handsome Co. Ltd.		4,687	127,531
Hanwha Aerospace Co. Ltd.(a)		3,578	108,232
Hyundai Wia Corp.		1,925	83,425
MegaStudyEdu Co. Ltd.		5,907	211,845
SKCKOLONPI, Inc.		5,010	151,194
WONIK IPS Co. Ltd.		11,022	340,200
			2,303,347
Spain	0.5%
Promotora de Informaciones S.A. - Class A(a)		76,778	124,016
Switzerland	1.1%
Wizz Air Holdings PLC(a)(b)		5,932	306,051
Taiwan	18.4%
Accton Technology Corp.		31,000	173,733
Advanced Ceramic X Corp.		12,000	140,908
Asia Cement Corp.		159,000	254,330
ASMedia Technology, Inc.		11,000	241,085
Bioteque Corp.		31,000	134,953
Chailease Holding Co. Ltd.		93,250	429,279
Chicony Power Technology Co. Ltd.		107,000	224,159
Elan Microelectronics Corp.		84,000	255,556
Fulgent Sun International Holding Co. Ltd.		20,000	89,402
Kindom Development Co. Ltd.		185,000	196,868
Kinik Co.		71,000	163,188
M31 Technology Corp.		17,000	189,979
Macronix International		196,000	243,226
Merida Industry Co. Ltd.		49,000	288,505
Parade Technologies Ltd.		17,540	359,846
Primax Electronics Ltd.		97,000	205,151
Realtek Semiconductor Corp.		39,000	305,734
Sitronix Technology Corp.		21,000	117,340

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tong Hsing Electronic Industries Ltd.		69,000	$360,226
TSC Auto ID Technology Co. Ltd.		22,000	179,071
Unimicron Technology Corp.		158,000	221,370
Voltronic Power Technology Corp.		7,000	166,961
			4,940,870
Thailand	3.2%
Com7 PCL - REG		255,800	226,305
Srisawad Corp. PCL - REG		192,020	439,123
Tisco Financial Group PCL - REG		55,000	182,239
			847,667
Turkey	3.0%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.		94,849	367,980
Turkcell Iletisim Hizmetleri A.S.		58,418	135,513
Ulker Biskuvi Sanayi A.S.(a)		57,913	217,673
Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.(a)		64,453	79,524
			800,690
United Arab Emirates	0.7%
Aldar Properties PJSC		310,707	182,712
United Kingdom	2.3%
Avast PLC(b)		60,663	363,844
Polymetal International PLC		4,025	63,712
TCS Group Holding PLC - REG - GDR		8,762	188,383
			615,939
United States	0.4%
QIWI PLC - ADR		5,672	109,810
TOTAL COMMON STOCKS (Cost $21,451,322)			25,495,129
EQUITY-LINKED SECURITIES	1.9%
India	1.9%
V.I.P. Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 06/30/24(a)		40,445	244,586
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 5/28/20(a)		29,211	269,813
			514,399
TOTAL EQUITY-LINKED SECURITIES (Cost $495,756)			514,399
PREFERRED STOCKS	1.2%
Brazil	1.2%
Banco ABC Brasil S.A.(a)		25,107	126,282
Gerdau S.A. - ADR, 0.76%(c)		39,799	195,015
			321,297
TOTAL PREFERRED STOCKS (Cost $237,236)			321,297
TOTAL INVESTMENTS (Cost $22,184,314)	98.1%		26,330,825
NET OTHER ASSETS (LIABILITIES)	1.9%		497,011
NET ASSETS	100.0%		$26,827,836

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At December 31, 2019 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	6.5%
Consumer Discretionary	16.3
Consumer Staples	6.0
Energy	3.3
Financials	9.0
Health Care	6.8
Industrials	12.3
Information Technology	21.3
Materials	6.7
Real Estate	9.9
Total	98.1%

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.6%
Australia	5.6%
Atlassian Corp. PLC - Class A(a)		87,933	$10,581,857
Newcrest Mining Ltd.		538,831	11,438,271
			22,020,128
China	2.4%
Momo, Inc. - ADR		286,485	9,597,248
Denmark	5.3%
Orsted A/S(b)		104,843	10,862,302
Vestas Wind Systems A/S		100,135	10,123,274
			20,985,576
Germany	2.7%
SAP S.E.		79,116	10,662,449
Hong Kong	2.5%
Hong Kong Exchanges & Clearing Ltd.		311,433	10,111,591
Ireland	5.4%
Aptiv PLC		108,139	10,269,961
Medtronic PLC		99,007	11,232,344
			21,502,305
Japan	15.7%
Kao Corp.		132,943	10,964,870
Nippon Telegraph & Telephone Corp.		378,000	9,574,670
PeptiDream, Inc.(a)		213,900	10,952,428
Rakuten, Inc.		1,195,000	10,249,548
Recruit Holdings Co. Ltd.		273,500	10,291,896
SBI Holdings, Inc.		486,300	10,243,753
			62,277,165
Netherlands	2.7%
Koninklijke DSM N.V.		81,464	10,609,006
New Zealand	2.7%
a2 Milk Co. Ltd.(a)		1,058,770	10,624,783
Taiwan	2.7%
MediaTek, Inc.		726,000	10,740,935
United Kingdom	5.3%
IHS Markit Ltd.(a)		138,517	10,437,256
Rio Tinto PLC		175,348	10,458,937
			20,896,193
United States	45.6%
Accenture PLC - Class A		53,880	11,345,512
Agilent Technologies, Inc.		120,309	10,263,561
Cboe Global Markets, Inc.		84,939	10,192,680
CME Group, Inc.		51,340	10,304,965
Cree, Inc.(a)		219,509	10,130,340
Estee Lauder Cos. (The), Inc. - Class A		54,936	11,346,482
Intercontinental Exchange, Inc.		116,557	10,787,350

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Intuit, Inc.		39,588	$10,369,285
Keysight Technologies, Inc.(a)		99,983	10,261,255
Medpace Holdings, Inc.(a)		127,030	10,678,142
Microsoft Corp.		70,689	11,147,655
Nasdaq, Inc.		103,663	11,102,307
NextEra Energy, Inc.		44,419	10,756,505
Oracle Corp.		194,539	10,306,676
PayPal Holdings, Inc.(a)		94,306	10,201,080
PRA Health Sciences, Inc.(a)		96,764	10,755,319
Thermo Fisher Scientific, Inc.		32,947	10,703,492
			180,652,606
TOTAL COMMON STOCKS (Cost $302,662,379)			390,679,985
TOTAL INVESTMENTS (Cost $302,662,379)	98.6%		390,679,985
NET OTHER ASSETS (LIABILITIES)	1.4%		5,679,776
NET ASSETS	100.0%		$396,359,761

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR – American Depositary Receipt
At December 31, 2019 the industry sectors for the JOHCM Global Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	4.8%
Consumer Discretionary	5.2
Consumer Staples	8.3
Financials	15.8
Health Care	16.3
Industrials	7.8
Information Technology	26.7
Materials	8.2
Utilities	5.5
Total	98.6%

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	50.9%
Advertising	0.8%
Omnicom Group, Inc.		6,943	$562,522
WPP PLC		17,168	242,530
			805,052
Agriculture	1.4%
British American Tobacco PLC		11,204	479,581
Philip Morris International, Inc.		11,735	998,531
			1,478,112
Banks	2.7%
Intesa Sanpaolo S.p.A.		289,964	764,384
Lloyds Banking Group PLC		974,640	806,880
Truist Financial Corp.		23,784	1,339,515
			2,910,779
Beverages	1.1%
Coca-Cola HBC A.G.(a)		17,207	584,625
Diageo PLC		12,823	543,616
			1,128,241
Building Materials	1.5%
Cie de Saint-Gobain		14,707	602,135
HeidelbergCement A.G.		14,022	1,022,066
			1,624,201
Chemicals	1.5%
Air Products & Chemicals, Inc.		4,194	985,548
DuPont de Nemours, Inc.		7,874	505,511
International Flavors & Fragrances, Inc.		1,160	149,663
			1,640,722
Commercial Services	1.8%
Bureau Veritas S.A.		21,145	551,689
G4S PLC		235,473	679,959
ISS A/S		30,666	736,394
			1,968,042
Cosmetics/Personal Care	0.9%
Unilever PLC		16,687	961,617
Diversified Financial Services	0.9%
Julius Baer Group Ltd.(a)		17,837	921,180
Electric	0.6%
Duke Energy Corp.		6,691	610,286
Electronics	1.1%
ABB Ltd. - REG		28,497	687,943
Honeywell International, Inc.		2,975	526,575
			1,214,518
Engineering & Construction	0.2%
Bouygues S.A.		6,257	265,860

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Food	3.4%
Danone S.A.		16,041	$1,329,697
Nestle S.A. - REG		11,861	1,284,980
Orkla ASA		21,963	222,593
Sligro Food Group N.V.		27,774	747,698
			3,584,968
Food Service	1.6%
Compass Group PLC		39,647	992,561
Elior Group S.A.(b)		44,918	660,037
			1,652,598
Home Builders	1.1%
Sekisui House Ltd.		52,900	1,129,737
Insurance	1.2%
Allianz S.E. - REG		5,193	1,273,380
Internet	0.6%
Facebook, Inc. - Class A(a)		2,919	599,125
Investment Companies	0.8%
Investor AB - Class B		6,095	333,010
Pargesa Holding S.A. - Bearer		6,815	566,164
			899,174
Lodging	0.7%
Mandarin Oriental International Ltd.		405,700	738,374
Machinery-Diversified	1.4%
Duerr A.G.		13,692	467,036
FANUC Corp.		2,800	517,127
Rockwell Automation, Inc.		2,489	504,445
			1,488,608
Media	0.7%
Altice Europe N.V.(a)		36,394	234,651
NOS SGPS S.A.		94,572	509,191
			743,842
Mining	2.6%
Agnico Eagle Mines Ltd.		8,857	545,680
Barrick Gold Corp.		32,191	597,934
Franco-Nevada Corp.		4,962	512,382
Newmont Goldcorp Corp.		12,460	541,387
Royal Gold, Inc.		4,395	537,289
			2,734,672
Miscellaneous Manufacturing	0.5%
Smiths Group PLC		24,587	549,421
Oil & Gas	3.2%
Chevron Corp.		5,230	630,267
ConocoPhillips		6,317	410,795
Exxon Mobil Corp.		5,937	414,284
Occidental Petroleum Corp.		9,073	373,898

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Phillips 66		4,115	$458,452
Royal Dutch Shell PLC - Class B		17,925	531,735
TOTAL S.A.		9,730	536,976
			3,356,407
Oil & Gas Services	0.6%
Schlumberger Ltd.		15,118	607,744
Packing & Containers	0.3%
Mayr Melnhof Karton A.G.		2,061	276,616
Pharmaceuticals	3.2%
GlaxoSmithKline PLC		50,157	1,181,931
Pfizer, Inc.		27,995	1,096,844
Sanofi		10,832	1,088,906
			3,367,681
Real Estate	2.9%
Hang Lung Properties Ltd.		355,343	779,791
Hongkong Land Holdings Ltd.		168,379	968,179
Hysan Development Co. Ltd.		141,000	552,796
Mitsubishi Estate Co. Ltd.		43,600	833,510
			3,134,276
Real Estate Investment Trusts	3.4%
Columbia Property Trust, Inc.		47,564	994,563
Frasers Commercial Trust		418,800	516,902
JBG SMITH Properties		13,967	557,144
Vornado Realty Trust		7,758	515,907
Weyerhaeuser Co.		34,618	1,045,464
			3,629,980
Retail	0.8%
Cie Financiere Richemont S.A. - REG		10,876	853,739
Semiconductors	2.3%
NXP Semiconductors N.V.		3,901	496,441
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		11,882	690,344
Texas Instruments, Inc.		6,764	867,754
Xilinx, Inc.		4,502	440,160
			2,494,699
Software	2.7%
Microsoft Corp.		8,564	1,350,543
Oracle Corp.		21,505	1,139,335
SAP S.E.		3,147	424,120
			2,913,998
Telecommunications	1.9%
KDDI Corp.		28,486	847,453
Telefonica Deutschland Holding A.G.		39,087	113,289
Verizon Communications, Inc.		17,304	1,062,466
			2,023,208

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Transportation	0.5%
Kuehne + Nagel International A.G. - REG		3,190	$537,729
TOTAL COMMON STOCKS (Cost $49,036,406)			54,118,586

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	24.4%
Banks	5.4%
Bank of America Corp. (Variable, ICE LIBOR USD 3M + 3.29%)(c) 5.13%, 06/20/24		$2,000,000	2,115,600
JPMorgan Chase & Co.,
2.55%, 10/29/20		600,000	602,729
(Variable, ICE LIBOR USD 3M + 0.70%) 3.21%, 04/01/23(c)		500,000	511,924
Wells Fargo & Co.,
2.63%, 07/22/22		300,000	304,483
(Variable, ICE LIBOR USD 3M + 3.11%) 5.90%, 06/15/24(c)		500,000	544,410
3.55%, 09/29/25		1,000,000	1,058,912
Wells Fargo Bank N.A. 2.60%, 01/15/21		600,000	604,207
			5,742,265
Beverages	2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/36		950,000	1,100,817
Constellation Brands, Inc. 2.65%, 11/07/22		1,000,000	1,014,075
			2,114,892
Commercial Services	0.5%
Service Corp. International 4.63%, 12/15/27		550,000	573,375
Distribution/Wholesale	1.2%
Performance Food Group, Inc.(b) 5.50%, 10/15/27		1,150,000	1,229,063
Entertainment	0.2%
Live Nation Entertainment, Inc.(b) 5.63%, 03/15/26		250,000	266,250
Food	2.2%
JBS USA LUX S.A./JBS USA Finance, Inc.(b) 6.75%, 02/15/28		900,000	994,509
Pilgrim's Pride Corp.(b) 5.88%, 09/30/27		250,000	270,312
Post Holdings, Inc.(b) 5.50%, 12/15/29		1,000,000	1,066,300
			2,331,121

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Food Service	0.9%
Aramark Services, Inc.(b) 5.00%, 02/01/28		$900,000	$948,375
Healthcare-Services	1.2%
Charles River Laboratories International, Inc.(b) 4.25%, 05/01/28		180,000	183,375
HCA, Inc. 4.75%, 05/01/23		1,000,000	1,071,315
			1,254,690
Household Products/Wares	0.7%
Central Garden & Pet Co. 5.13%, 02/01/28		750,000	776,250
Media	5.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 07/23/25		1,150,000	1,266,354
3.75%, 02/15/28		1,100,000	1,141,043
CSC Holdings LLC(b) 5.38%, 02/01/28		775,000	826,344
Nexstar Broadcasting, Inc.(b) 5.63%, 07/15/27		1,050,000	1,106,490
Time Warner Cable LLC 5.00%, 02/01/20		400,000	400,749
ViacomCBS, Inc.,
(Variable, ICE LIBOR USD 3M + 3.90%) 5.88%, 02/28/57(c)		250,000	260,000
(Variable, ICE LIBOR USD 3M + 3.90%) 6.25%, 02/28/57(c)		950,000	1,053,550
			6,054,530
Packing & Containers	1.0%
Berry Global, Inc.(b) 4.88%, 07/15/26		1,000,000	1,054,700
Pharmaceuticals	1.1%
CVS Health Corp.,
3.35%, 03/09/21		200,000	203,325
2.63%, 08/15/24		367,000	370,130
4.30%, 03/25/28		550,000	600,843
			1,174,298
Pipelines	0.9%
DCP Midstream L.P. (Variable, ICE LIBOR USD 3M + 5.15%)(c) 7.38%, 12/15/22		1,000,000	940,000
Telecommunications	1.4%
AT&T, Inc. 4.50%, 05/15/35		1,300,000	1,448,626
TOTAL CORPORATE BONDS (Cost $25,230,478)			25,908,435

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	1.8%
SPDR Gold Shares		13,475	$1,925,577
TOTAL EXCHANGE TRADED FUNDS (Cost $1,653,630)			1,925,577

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	11.5%
Agriculture	3.1%
BAT International Finance PLC(b) 3.95%, 06/15/25		$1,500,000	1,586,843
Imperial Brands Finance PLC,
3.13%, 07/26/24(b)		650,000	656,504
4.25%, 07/21/25(b)		1,000,000	1,055,390
			3,298,737
Banks	2.1%
Credit Suisse Group A.G. (Variable, USD Swap 5Y + 4.33%)(b)(c) 7.25%, 09/12/25		500,000	558,125
Intesa Sanpaolo S.p.A. (Variable, USD Swap 5Y + 5.46%)(b)(c) 7.70%, 09/17/25		1,000,000	1,083,750
UBS Group A.G. (Variable, USD Swap 5Y + 4.34%)(c) 7.00%, 01/31/24		600,000	655,500
			2,297,375
Beverages	1.7%
Bacardi Ltd.(b) 4.70%, 05/15/28		1,640,000	1,787,737
Food	0.5%
Mondelez International Holdings Netherlands B.V.(b) 2.00%, 10/28/21		500,000	500,058
Telecommunications	4.1%
Altice France S.A.(b) 5.50%, 01/15/28		700,000	719,285
Telecom Italia S.p.A.(b) 5.30%, 05/30/24		1,350,000	1,451,250
Vodafone Group PLC,
4.13%, 05/30/25		1,200,000	1,303,528
(Variable, USD Swap 5Y + 4.87%) 7.00%, 04/04/79(c)		750,000	881,147
			4,355,210
TOTAL FOREIGN ISSUER BONDS (Cost $11,558,419)			12,239,117
U.S. TREASURY OBLIGATIONS	5.8%
U.S. Treasury Notes	5.8%
2.50%, 01/31/21		3,000,000	3,027,539
2.50%, 02/28/21		1,400,000	1,413,672

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
1.50%, 10/31/21		$1,000,000	$998,633
2.13%, 09/30/24		750,000	765,000
			6,204,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,162,774)			6,204,844

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	5.3%
Northern Institutional Treasury Portfolio (Premier Class), 1.51%(d)		5,697,397	5,697,397
TOTAL SHORT-TERM INVESTMENTS (Cost $5,697,397)			5,697,397
TOTAL INVESTMENTS (Cost $99,339,104)	99.7%		106,093,956
NET OTHER ASSETS (LIABILITIES)	0.3%		290,116
NET ASSETS	100.0%		$106,384,072

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Floating rate security. The rate presented is the rate in effect at December 31, 2019, and the related index and spread are shown parenthetically for each security.
(d)7-day current yield as of December 31, 2019 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At December 31, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Euro	3,835,050	United States Dollar	4,300,000	03/23/2020	$24,381
Total						$24,381

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

At December 31, 2019, the JOHCM Global Income Builder Fund’s investments were concentrated as follows:
Country Allocation	Percentage of Net Assets
United States	56.0%
United Kingdom	11.2
Switzerland	6.2
France	5.4
Japan	3.1
Germany	3.1
Italy	3.1
Hong Kong	2.9
Netherlands	2.4
Bermuda	1.7
Canada	1.5
Denmark	0.7
Taiwan	0.6
Singapore	0.5
Portugal	0.5
Sweden	0.3
Austria	0.3
Norway	0.2
Total	99.7%

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	84.0%
Finland	6.5%
Nokian Renkaat OYJ		2,354	$67,851
Wartsila OYJ Abp		8,216	90,725
			158,576
France	13.6%
Capgemini S.E.		536	65,474
Safran S.A.		506	78,128
Sanofi		1,158	116,410
Thales S.A.		693	71,919
			331,931
Germany	5.9%
CECONOMY A.G.(a)		964	5,871
Henkel A.G. & Co. KGaA		861	81,073
SAP S.E.		409	55,121
			142,065
Hong Kong	2.1%
China Mobile Ltd.		6,140	51,611
Italy	5.3%
Enel S.p.A.		16,153	128,504
Japan	10.7%
Mitsubishi Electric Corp.		2,867	38,983
Nippon Gas Co. Ltd.		1,500	48,006
Nippon Telegraph & Telephone Corp.		3,508	88,857
Sugi Holdings Co. Ltd.		1,622	85,538
			261,384
Netherlands	3.2%
Royal Dutch Shell PLC - Class B		2,610	77,424
Portugal	4.1%
Galp Energia SGPS S.A.		5,946	99,377
Switzerland	2.8%
Roche Holding A.G. (Genusschein)		210	68,094
United Kingdom	26.4%
B&M European Value Retail S.A.		16,295	88,410
Compass Group PLC		3,400	85,119
Ferguson PLC		828	75,129
Johnson Matthey PLC		930	36,907
National Grid PLC		2,281	28,531
Rio Tinto PLC		1,301	77,600
RSA Insurance Group PLC		10,324	77,347
Sage Group (The) PLC		5,749	57,037
St James's Place PLC		3,372	52,013
Unilever N.V.		1,139	65,452
			643,545

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
United States	3.4%
Philip Morris International, Inc.		970	$82,537
TOTAL COMMON STOCKS (Cost $1,843,997)			2,045,048
TOTAL INVESTMENTS (Cost $1,843,997)	84.0%		2,045,048
NET OTHER ASSETS (LIABILITIES)	16.0%		390,331
NET ASSETS	100.0%		$2,435,379

(a)Non-income producing security.
At December 31, 2019 the industry sectors for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	5.8%
Consumer Discretionary	10.1
Consumer Staples	12.9
Energy	7.3
Financials	5.3
Health Care	7.6
Industrials	14.6
Information Technology	7.3
Materials	4.7
Utilities	8.4
Total	84.0%

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	100.6%
Australia	5.5%
Atlassian Corp. PLC - Class A(a)		1,963,153	$236,245,832
Newcrest Mining Ltd.		11,980,812	254,327,929
			490,573,761
China	2.4%
Momo, Inc. - ADR		6,369,435	213,376,073
Denmark	5.2%
Orsted A/S(b)		2,294,769	237,750,477
Vestas Wind Systems A/S		2,239,868	226,442,281
			464,192,758
France	2.6%
L'Oreal S.A.		789,834	233,892,612
Germany	5.4%
Deutsche Boerse A.G.		1,540,313	242,242,262
SAP S.E.		1,732,727	233,519,310
			475,761,572
Hong Kong	2.6%
Hong Kong Exchanges & Clearing Ltd.		7,095,195	230,366,430
Ireland	8.0%
Aptiv PLC		2,452,111	232,876,982
ICON PLC(a)		1,389,450	239,304,973
Medtronic PLC		2,123,239	240,881,465
			713,063,420
Israel	2.6%
Check Point Software Technologies Ltd.(a)		2,077,076	230,472,353
Japan	39.5%
Advantest Corp.		4,241,400	239,971,143
CyberAgent, Inc.		6,643,649	231,297,036
Japan Exchange Group, Inc.		13,966,100	245,844,163
Kao Corp.		2,847,300	234,839,542
Mitsui & Co. Ltd.		12,812,700	227,835,250
Nippon Telegraph & Telephone Corp.		8,589,600	217,572,982
NTT Data Corp.		16,887,100	225,748,369
ORIX Corp.		13,870,500	230,879,548
PeptiDream, Inc.(a)		4,758,000	243,626,240
Rakuten, Inc.		27,172,455	233,058,898
Recruit Holdings Co. Ltd.		6,206,400	233,548,897
SBI Holdings, Inc.		10,697,900	225,347,822
Sekisui House Ltd.		10,665,900	227,781,964
Takeda Pharmaceutical Co. Ltd.		5,953,300	235,856,978
Terumo Corp.		7,067,700	249,698,744
			3,502,907,576

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Netherlands	5.3%
Koninklijke Ahold Delhaize N.V.		9,225,560	$230,715,604
Koninklijke DSM N.V.		1,820,715	237,110,585
			467,826,189
New Zealand	2.6%
a2 Milk Co. Ltd.(a)		23,217,638	232,989,579
Spain	5.4%
Amadeus IT Group S.A.		2,810,374	229,494,484
Siemens Gamesa Renewable Energy S.A.		14,077,116	246,881,375
			476,375,859
Switzerland	2.7%
Lonza Group A.G. - REG(a)		654,777	238,806,959
Taiwan	2.6%
MediaTek, Inc.		15,252,000	225,648,397
United Kingdom	5.4%
IHS Markit Ltd.(a)		3,278,956	247,069,335
Rio Tinto PLC		3,840,319	229,062,528
			476,131,863
United States	2.8%
Accenture PLC - Class A		1,162,169	244,717,926
TOTAL COMMON STOCKS (Cost $7,244,988,295)			8,917,103,327
TOTAL INVESTMENTS (Cost $7,244,988,295)	100.6%		8,917,103,327
NET OTHER ASSETS (LIABILITIES)	(0.6%)		(49,263,907)
NET ASSETS	100.0%		$8,867,839,420

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At December 31, 2019 the industry sectors for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Communication Services	7.5%
Consumer Discretionary	7.8
Consumer Staples	10.5
Financials	13.3
Health Care	16.3
Industrials	13.3
Information Technology	21.1
Materials	8.1
Utilities	2.7
Total	100.6%

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.0%
Australia	1.6%
GWA Group Ltd.		1,589,213	$3,702,564
Canada	6.0%
Heroux-Devtek, Inc.(a)		303,423	4,462,962
Laurentian Bank of Canada		101,359	3,468,007
Linamar Corp.		102,673	3,884,582
ShawCor Ltd.		239,554	2,311,510
			14,127,061
China	1.9%
Greatview Aseptic Packaging Co. Ltd.		5,379,000	2,464,360
Yestar Healthcare Holdings Co. Ltd.(a)		11,192,500	2,140,167
			4,604,527
Denmark	0.9%
Royal Unibrew A/S		22,089	2,024,997
Finland	2.1%
Vaisala OYJ - Class A		137,031	4,876,139
France	6.8%
Coface S.A.		345,863	4,255,862
IPSOS		114,736	3,725,847
Lectra		139,266	3,491,398
Robertet S.A.		4,300	4,451,915
			15,925,022
Germany	3.5%
Gerresheimer A.G.		42,699	3,310,832
KWS Saat S.E. & Co. KGaA		46,120	2,987,389
SAF-Holland S.A.		239,392	1,985,515
			8,283,736
Hong Kong	6.7%
Mandarin Oriental International Ltd.		1,692,325	3,080,031
Pico Far East Holdings Ltd.		7,666,000	2,361,100
Sitoy Group Holdings Ltd.		11,925,000	1,606,875
SmarTone Telecommunications Holdings Ltd.		3,566,000	2,745,788
Vinda International Holdings Ltd.		1,718,000	3,126,322
Wasion Holdings Ltd.		5,573,000	2,724,886
			15,645,002
Ireland	2.9%
Grafton Group PLC		300,531	3,451,383
Irish Continental Group PLC		606,347	3,332,684
			6,784,067
Italy	2.3%
Banca IFIS S.p.A.		176,599	2,775,542
Biesse S.p.A.		157,967	2,633,592
			5,409,134
See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Japan	18.6%
Ariake Japan Co. Ltd.		48,600	$3,619,340
Daiseki Co. Ltd.		128,300	3,685,779
EPS Holdings, Inc.		214,400	2,727,822
Furuno Electric Co. Ltd.		235,700	2,904,148
Iwatani Corp.		96,000	3,264,069
Kintetsu World Express, Inc.		190,300	3,302,866
Mani, Inc.		111,800	3,196,424
Rion Co. Ltd.		176,600	5,134,816
Sakata Seed Corp.		97,500	3,267,838
SHO-BOND Holdings Co. Ltd.		91,100	3,773,292
Tayca Corp.		147,200	2,596,449
Transcosmos, Inc.		116,700	3,180,956
Tsubakimoto Chain Co.		84,400	2,970,154
			43,623,953
Mexico	1.8%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		4,276,554	4,231,883
Netherlands	2.6%
Corbion N.V.		100,831	3,180,432
Sligro Food Group N.V.		112,408	3,026,114
			6,206,546
Norway	1.4%
Borregaard ASA		312,357	3,380,362
South Korea	2.5%
Choong Ang Vaccine Laboratory		158,941	2,470,617
SK Materials Co. Ltd.		20,704	3,312,108
			5,782,725
Sweden	8.6%
Ahlstrom-Munksjo OYJ		203,590	3,273,694
Avanza Bank Holding AB		336,350	3,514,867
BioGaia AB - Class B		76,854	3,484,779
Cloetta AB - Class B		1,133,305	3,836,948
IAR Systems Group AB		152,846	3,032,376
Thule Group AB(b)		134,903	3,113,064
			20,255,728
Switzerland	7.3%
Bobst Group S.A. - REG		45,605	2,657,019
Gurit Holding A.G. - Bearer		3,218	4,979,260
LEM Holding S.A. - REG		2,543	3,742,112
Valiant Holding A.G. - REG		27,421	2,787,311
Valora Holding A.G. - REG(a)		10,978	3,062,149
			17,227,851
Taiwan	7.0%
Merida Industry Co. Ltd.		473,000	2,784,952
Paiho Shih Holdings Corp.		2,165,572	3,211,118
See Notes to Schedules of Investments.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sinmag Equipment Corp.		733,667	$2,851,260
Tong Yang Industry Co. Ltd.		2,255,000	3,509,215
TOPBI International Holdings Ltd.		1,285,850	4,053,535
			16,410,080
Thailand	1.4%
Sahamitr Pressure Container PCL - REG		8,272,600	1,753,737
Vanachai Group PCL - REG		11,867,000	1,513,398
			3,267,135
United Kingdom	13.1%
A.G. Barr PLC		188,414	1,447,525
Bloomsbury Publishing PLC		1,150,766	4,420,484
Dart Group PLC		228,633	5,130,233
Genus PLC		105,264	4,428,383
Gooch & Housego PLC		200,863	3,698,278
Porvair PLC		549,146	4,859,024
Scapa Group PLC		929,668	3,004,710
SThree PLC		761,691	3,823,867
			30,812,504
TOTAL COMMON STOCKS (Cost $216,798,939)			232,581,016
TOTAL INVESTMENTS (Cost $216,798,939)	99.0%		232,581,016
NET OTHER ASSETS (LIABILITIES)	1.0%		2,267,706
NET ASSETS	100.0%		$234,848,722

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
REG – Registered
At December 31, 2019 the industry sectors for the JOHCM International Small Cap Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	5.6%
Consumer Discretionary	12.9
Consumer Staples	9.9
Energy	2.4
Financials	7.2
Health Care	13.2
Industrials	22.2
Information Technology	11.8
Materials	13.8
Total	99.0%
See Notes to Schedules of Investments.